UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04917

Morgan Stanley Mortgage Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2022

Item 1 - Report to Shareholders

Morgan Stanley
Mortgage Securities Trust

Semi-Annual Report

April 30, 2022

Morgan Stanley Mortgage Securities Trust

Table of Contents (unaudited)

Welcome Shareholder	3
Fund Report	4
Performance Summary	10
Expense Example	11
Portfolio of Investments	13
Statement of Assets and Liabilities	28
Statement of Operations	29
Statements of Changes in Net Assets	30
Notes to Financial Statements	31
Financial Highlights	50
Liquidity Risk Management Program	55
U.S. Customer Privacy Notice	56

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2022

Total Return for the 6 Months Ended April 30, 2022
Class A	Class L	Class I	Class C	Class R6*	Bloomberg U.S. Mortgage Backed Securities (MBS) Index[1]	Lipper U.S. Mortgage Funds Index[2]
–5.83%	–5.91%	–5.55%	–6.13%	–5.65%	–8.48%	–7.13%

The performance of Morgan Stanley Mortgage Securities Trust's (the "Fund") five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

Market Conditions

The six-month period was filled with an array of concerns: the omicron COVID-19 variant, inflationary pressures and higher interest rates, impacts of tightening central bank policies, and geopolitical turmoil with the war in Ukraine.

All fixed income markets performed poorly during the period, as interest rates increased and spreads widened across all markets. Securitized market spreads have widened comparably to other fixed income sectors, but securitized markets have outperformed most fixed income markets due to shorter durations and shorter spread durations. While we could see continued higher yields from rates increasing further and/or wider spreads, we believe most of the market repricing has now been realized and that current spreads and yields represent an attractive entry point for risk opportunities. The performance impacts in the last six months have all been mark-to-market, and we believe that fundamental credit conditions remain positive, especially for residential and consumer credit markets.

Investor demand still feels cautious given the growing concerns around the impacts of tightening central bank policies and the war in Ukraine, but lessening supply seems to be stabilizing the market. Markets are now pricing in roughly 2% of additional Federal Reserve (Fed) rate hikes in 2022 as well as the likelihood of quantitative tightening (balance sheet reduction). European markets are facing similar concerns with the Bank of England already beginning to hike rates and the European Central Bank expected to raise rates later in 2022. Fundamental credit performance has remained solid across all securitized sectors, with historically low delinquency rates and increasing refinancing rates. The U.S. housing market has continued to be very strong, with home prices up 20% over the past year,(i) driven by low housing supply and increasing housing demand fueled by evolving demographics: both the rise of the millennial generation as home buyers and the increasing "work-from-home" environment. European housing markets have also been strong with home prices up 10% to 12% in the U.K. over the past year and up 6% to

(i)  Source: S&P CoreLogic Case-Shiller U.S. National Home Price NSA Index. Data as of April 30, 2022.

10% on average across the eurozone.(ii) Consumer credit is also performing well as consumer balance sheets and savings rates have remained at historically high levels due to the inability to spend over the past year, the unprecedented amounts of fiscal stimulus supporting lower income borrowers, and employment finally approaching pre-pandemic levels. Commercial real estate markets remain weaker, especially in the office, retail shopping and hotel sectors, but these sectors have continued to show signs of improvement as the economy gained strength. Aircraft asset-backed securities (ABS) have been negatively impacted by the war in Ukraine, as many aircraft ABS have exposure to either Russian or Ukrainian airlines.

Markets remain skittish with the combined risks of global inflationary pressures, shifting central bank policies and geopolitical turmoil. Volatility and risk premiums have increased and will likely remain elevated in the coming months. Inflation and shifting central bank policies remain our primary risks, and we remain cautious on duration exposures (i.e., interest rate sensitivity) of the portfolio. Although volatility has increased and credit conditions could weaken in the coming months as inflationary pressures increase, we remain constructive on securitized credit conditions overall with housing and consumer credit conditions remaining strong.

Agency mortgage-backed securities (MBS) spreads continue to widen, and MBS durations continue to extend as interest rates keep marching higher. Despite this cheapening of agency MBS, we expect agency MBS to continue to underperform in the coming months as the markets price in the continued inflation risks, likely higher rates and the potential impact from the Fed ending its quantitative easing program and probably beginning quantitative tightening (by letting its MBS holdings run off or even selling MBS). Thirty-year mortgage rates increased to 5.10% over the period, and mortgage rates are now 199 basis points higher year-to-date through April 30, 2022.(iii) Over 95% of the U.S. mortgage market is now "out-of-the-money" to refinance.(iv) The Fed continues to taper its MBS purchases, and we expect the Fed to stop buying MBS completely later this year. The Fed's MBS holdings were flat in April at $2.71 trillion, but we expect the Fed's holdings to begin to decline in the second quarter of 2022, with the pace of reduction under current debate.(v) Bank purchases of agency MBS continued to slow throughout the period. Bank MBS purchases could decline further as bank deposit rates decline and as the flat yield curve makes bank funding costs more expensive and reduces the net interest margin of MBS for banks. U.S. banks hold MBS totaling $2.92 trillion and the Fed owns $2.71 trillion, and these two entities have been the dominant buyers of agency MBS over the past couple years.(v) MBS spreads could widen further in the absence of demand from these buyers. We remain underweight agency MBS pass-throughs, and we are overweight agency collateralized mortgage obligations

(ii)  Source: U.K. Office for National Statistics, as of March 31, 2022.

(iii)  Source: Freddie Mac Survey Rate, as of March 31, 2022.

(iv)  Source: Freddie Mac, as of April 30, 2022.

(v)  Source: Federal Reserve Bank of New York, as of April 30, 2022.

(CMOs) and commercial mortgage-backed securities (CMBS) holdings. Although the Fed's taper plans have been fully communicated, we still expect further spread widening impact in agency MBS as the Fed continues to reduce its purchases and banks also potentially reduce their MBS purchases.

We continue to see attractive opportunities in the U.S. housing markets, primarily in non-traditional residential mortgage-backed securities (RMBS) such as reverse mortgages and non-performing loans, as well as in residential-related CMBS and ABS offering attractive spreads and strong credit fundamental conditions. Although housing affordability is becoming more challenged, non-agency RMBS to continue to perform well from a credit perspective with the U.S. housing market continuing to remain healthy, supported by the improved economy and increasing demand from demographic changes. Mortgage lending standards also remain reasonably strict as memories of the Global Financial Crisis still hover over this market.

U.S. ABS performance has varied by sector. Although the consumer credit outlook remains positive, we believe auto loan, credit card and consumer ABS look expensive as spreads have widened less in these sectors. Small business loans, aircraft leases and mortgage servicing rights ABS continue to look attractive, in our view.

Our commercial real estate outlook continues to improve. The multi-family housing and logistics sectors have continued to perform well, and the outlook for these sectors remains positive. Business-oriented hotels, office buildings and shopping centers remain stressed, but all of these COVID-challenged sectors are experiencing meaningful improvements. We believe the economic outlook for these sectors will continue to improve over the course of this year as the pandemic economic impacts ease.

European markets are experiencing similar sector-specific performance dynamics as the U.S. European securitized markets have performed better in recent months, as European supply has been relatively low while demand for floating-rate bonds remained strong given inflation concerns. The European securitized markets are almost entirely composed of floating-rate securities. European securitized spreads are generally tighter than U.S. securitized spreads for similar risk profiles, and we are generally finding more attractive opportunities in U.S. markets.

Performance Analysis

All share classes of the Fund outperformed both the Bloomberg U.S. Mortgage Backed Securities (MBS) Index (the "Index") and the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2022, assuming no deduction of applicable sales charges.

Relative to the Index, and to most other fixed income sectors, the Fund performed well during the six-month period. The Fund's largest contributors to outperformance were its allocations to European RMBS and ABS, as European securitized spreads widened far less than comparable U.S. markets due to Europe's lower supply and high demand for floating-rate securities. On a relative basis, the Fund's underweight to

U.S. agency MBS and shorter duration positioning were big contributors to outperformance, as this sector performed the worst during the period.

The Fund's allocation to U.S. agency MBS fixed-rate pass-throughs slightly outperformed the Index during the period, as our overweight to higher coupon MBS outperformed lower coupon MBS as interest rates rose. However, a modest allocation to aircraft lease ABS underperformed during the period due to the turmoil in Ukraine, which was a small detractor from relative performance. On an absolute basis, all sectors had negative returns as interest rates increased and spreads widened across all markets.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 04/30/22
Mortgages — Other	44.2%
Asset-Backed Securities	21.5
Agency Fixed Rate Mortgages	18.8
Short-Term Investments	9.1
Commercial Mortgage-Backed Securities	3.5
Collateralized Mortgage Obligations — Agency Collateral Series	2.8
Corporate Bond	0.1

*  Does not include open long/short futures contracts with a value of $74,347,390 and net unrealized depreciation of $1,369,923. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $714,624.

LONG-TERM CREDIT ANALYSIS as of 04/30/22
AAA	45.9%
AA	3.2
A	3.2
BBB	4.4
BB	3.7
B or Below	5.8
Not Rated	33.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition data are stated as a percentage of total investments and all percentages for long-term credit analysis data are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") and Fitch Ratings ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80% of its assets in mortgage-related securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), commercial mortgage-backed securities ("CMBS") and inverse floating rate obligations ("inverse floaters"). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. The Fund is not limited as to the maturities (when a debt security provides its final payment) or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2022
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class L Shares** (since 07/28/97) MTGCX	Class I Shares† (since 07/28/97) MTGDX	Class C Shares†† (since 04/30/15) MSMTX		Class R6 Shares††† (since 06/15/18) MORGX
1 Year	–5.61 –8.66[4]	%[3]	–5.82 —%[3]	–5.17 —%[3]	–6.28 –7.20[4]	%[3]	–5.15 —%[3]
5 Years	1.78[3] 1.11[4]		1.50[3] —	2.19[3] —	1.03[3] 1.03[4]		— —
10 Years	3.33[3] 3.00[4]		3.05[3] —	3.73[3] —	— —		— —
Since Inception	4.09[3] 3.95[4]		3.54[3] —	4.30[3] —	1.73[3] 1.73[4]		1.92[3] —
Gross Expense Ratio	1.15		1.61	0.87	1.94		20.64

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I, Class C and Class R6 shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year-end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 3.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

†  Class I has no sales charge.

††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

†††  Class R6 has no sales charge. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(1)  The Bloomberg U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Bloomberg U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/21 – 04/30/22.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/21	04/30/22	11/01/21 – 04/30/22
Class A
Actual (–5.83% return)	$1,000.00	$941.70	$4.84
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.95	$5.04
Class L
Actual (–5.91% return)	$1,000.00	$940.90	$6.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.54
Class I
Actual (–5.55% return)	$1,000.00	$944.50	$3.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53
Class C
Actual (–6.13% return)	$1,000.00	$938.70	$8.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.96	$9.05
Class R6*
Actual (–5.65% return)	$1,000.00	$943.50	$3.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.69	$3.28

(1)  Expenses are equal to the Fund's annualized expense ratios of 1.00%, 1.30%, 0.70%, 1.80% and 0.65% for Class A, Class L, Class I, Class C and Class R6 shares, respectively, multiplied by the average account value over the period and multiplied by 182**/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.16%, 1.62%, 0.88%, 1.94% and 18.46% for Class A, Class L, Class I, Class C and Class R6 shares, respectively.

*    Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

**  Adjusted to reflect non-business day accruals.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2022 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (20.6%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$262		2.50%	05/01/50	$235,577
213		3.00	04/01/50	198,999
81		3.50	08/01/49	77,657
49		4.00	07/01/49	47,677
	Gold Pools:
312		3.50	01/01/44 - 09/01/47	304,689
314		4.00	12/01/41 - 10/01/44	317,407
358		4.50	03/01/41 - 01/01/49	370,977
66		5.00	12/01/40 - 05/01/41	70,585
8		5.50	07/01/37	8,927
11		6.00	12/01/37	11,787
7		6.50	06/01/29 - 09/01/33	6,833
28		7.50	05/01/35	30,557
14		8.00	08/01/32	15,018
25		8.50	08/01/31	27,361
	Federal National Mortgage Association,
	Conventional Pools:
1,721		1.50	01/01/51 - 03/01/51	1,456,669
669		2.50	02/01/50 - 03/01/50	612,106
842		3.00	10/01/48 - 02/01/50	777,531
1,322		3.50	09/01/42 - 11/01/49	1,281,393
1,011		4.00	04/01/45 - 01/01/49	1,019,824
568		4.50	08/01/40 - 08/01/49	566,665
493		5.00	11/01/40 - 01/01/49	510,103
6		5.50	08/01/37	6,624
294		6.50	02/01/28 - 11/01/33	314,350
12		7.00	07/01/23 - 06/01/32	11,567
35		7.50	08/01/37	39,056
37		8.00	04/01/33	41,334
37		8.50	10/01/32	42,004
17		9.50	04/01/30	17,593
	June TBA:
7,000	(a)	4.00	06/01/52	6,940,664
	May TBA:
363	(a)	3.00	05/01/52	342,374
4,000	(a)	3.50	05/01/52	3,880,312

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Government National Mortgage Association,
	May TBA:
$5,000	(a)	3.00%		05/20/52	$4,766,804
	Various Pools:
3,123		2.50		01/20/50 - 04/20/51	2,892,819
1,401		3.00		09/20/49 - 08/20/50	1,327,582
2,197		3.50		10/20/44 - 10/20/50	2,140,999
1,176		4.00		07/15/44 - 11/20/51	1,170,113
514		4.50		12/20/48 - 12/20/49	518,115
385		5.00		05/20/41 - 06/20/49	397,672
26		5.50		05/20/49	27,403
	Total Agency Fixed Rate Mortgages (Cost $34,374,419)				32,825,727
	Asset-Backed Securities (23.5%)
109	ABFC 2005-WF1 Trust, 1 Month USD LIBOR + 0.95%	1.613	(b)	07/25/34	102,826
405	ABFC Trust, 1 Month USD LIBOR + 0.78%	1.448	(b)	10/25/33	390,076
600	American Homes 4 Rent (c)	5.885		04/17/52	596,567
618	Ameriquest Mortgage Securities, Inc., 1 Month USD LIBOR + 0.83%	1.493	(b)	04/25/34	596,741
	Amortizing Residential Collateral Trust
143	1 Month USD LIBOR + 0.29%	1.097	(b)	10/25/31	138,683
293	1 Month USD LIBOR + 0.76%	1.428	(b)	10/25/32	273,519
170	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, 5.63% - 1 Month USD LIBOR	3.301	(d)	12/25/33	184,385
	Bear Stearns Asset-Backed Securities Trust
125	1 Month USD LIBOR + 1.30%	1.968	(b)	10/27/32	123,484
50	1 Month USD LIBOR + 1.95%	2.618	(b)	12/25/42	49,843
151		2.669	(b)	07/25/36	150,848
368	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (c)	0.994	(b)	10/20/40	343,543
2,239	Cascade Funding Mortgage Trust (c)	4.00	(b)	06/25/69	2,160,280
116	Cendant Mortgage Corp. (c)	6.00	(b)	07/25/43	113,940
2,075	CFMT 2020-HB4 LLC (c)	2.72	(b)	12/26/30	1,987,769
53	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (c)	1.994	(b)	03/20/43	52,793
353	Citicorp Residential Mortgage Trust	5.075		03/25/37	351,686

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Conn's Receivables Funding LLC
$1,800	2021-A LLC (c)	2.87%		05/15/26	$1,750,131
151	(c)	4.20		06/16/25	149,937
4,444	Corevest American Finance 2020-4 Trust, IO (c)	3.872	(b)	12/15/52	518,521
	Credit-Based Asset Servicing & Securitization LLC
10	1 Month USD LIBOR + 2.40% (c)	3.068	(b)	09/25/35	10,726
220	(c)	7.25		05/25/36	221,209
	ECAF I Ltd. (Cayman Islands)
43	(c)	3.473		06/15/40	30,563
737	(c)	4.947		06/15/40	611,481
35	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.50% (c)	2.168	(b)	11/25/30	35,428
110	EquiFirst Mortgage Loan Trust, 1 Month USD LIBOR + 3.00%	3.668	(b)	10/25/34	112,544
21	FCI Funding 2019-1 LLC (c)	3.63		02/18/31	21,275
	Finance of America HECM Buyout
1,400	(c)	3.09	(b)	07/25/30	1,371,587
1,800	(c)	4.57	(b)	07/25/30	1,741,307
155	Financial Asset Securities Corp. AAA Trust, 1 Month USD LIBOR + 0.41% (c)	1.108	(b)	02/27/35	153,683
1,000	FMC GMSR Issuer Trust	6.19		04/25/27	1,000,000
274	GAIA Aviation Ltd. (Cayman Islands) (c)	3.967		12/15/44	260,016
781	Home Partners of America Trust (c)	3.866		10/19/39	702,535
810	JOL Air Ltd. (Cayman Islands) (c)	3.967		04/15/44	751,534
406	Kestrel Aircraft Funding Ltd. (c)	4.25		12/15/38	374,067
245	Lehman ABS Manufactured Housing Contract Trust	6.63	(b)	04/15/40	246,686
764	LoanMe Trust (c)	5.00		09/15/34	749,436
140	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 1.50%	2.168	(b)	05/25/33	138,816
250	MASTR Asset-Backed Securities Trust, 1 Month USD LIBOR + 2.48%	3.143	(b)	09/25/34	246,186
181	MERIT Securities Corp.	7.88		12/28/33	183,393
307	METAL LLC (c)	4.581		10/15/42	254,282
155	Mid-State Capital Corp. Trust	7.758		01/15/40	159,353
329	Morgan Stanley ABS Capital I, Inc. Trust, 1 Month USD LIBOR + 0.68% (See Note 9)	1.348	(b)	08/25/34	307,768
	New Century Home Equity Loan Trust
136	1 Month USD LIBOR + 0.80%	1.468	(b)	11/25/33	126,684
145	1 Month USD LIBOR + 1.35%	2.018	(b)	03/25/33	141,619
2,414	New Residential Mortgage LLC	5.437		06/25/25 - 07/25/25	2,386,744

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
GBP	300	Newday Partnership Funding PLC, 1 Month GBP SONIA + 2.13% (United Kingdom)	2.76	(b)%	12/15/27	$377,489
	$228	Newtek Small Business Loan Trust, Daily U.S. Prime Rate - 0.55% (c)	2.95	(b)	02/25/44	227,014
	300	NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.58%	2.243	(b)	12/25/34	293,996
	400	NRZ Advance Receivables Trust (c)	5.801		10/15/52	400,833
		NRZ Excess Spread-Collateralized Notes
	537	(c)	2.981		03/25/26	498,495
	507	(c)	3.844		12/25/25	489,370
		Class A
	791	(c)	3.228		05/25/26	734,905
	776	NRZ FHT Excess LLC, Class A (c)	4.212		11/25/25	741,991
		Oakwood Mortgage Investors, Inc.
	849		7.405	(b)	06/15/31	149,675
	67		7.72		04/15/30	68,938
	149		7.84	(b)	11/15/29	158,939
	1,250	PMT FMSR Issuer Trust, 1 Month USD LIBOR + 3.00% (c)	3.668	(b)	03/25/26	1,221,593
		PNMAC GMSR Issuer Trust
	1,000	1 Month USD LIBOR + 2.65% (c)	3.318	(b)	08/25/25	991,532
	1,000	1 Month USD LIBOR + 2.85% (c)	3.518	(b)	02/25/23	996,594
	150	Progress Residential 2019-SFR2 Trust (c)	3.794		05/17/36	149,394
	1,483	Raptor Aircraft Finance I LLC (c)	4.213		08/23/44	1,219,013
	306	ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate - 0.50% (c)	3.00	(b)	12/27/44	299,512
	250	Renaissance Home Equity Loan Trust	5.951		05/25/35	257,365
	677	S-Jets Ltd. (Bermuda) (c)	3.967		08/15/42	601,175
		Shenton Aircraft Investment I Ltd.
	837	(c)	4.75		10/15/42	764,669
	279	(c)	5.75		10/15/42	196,361
	1,000	Skopos Auto Receivables Trust (c)	5.24		04/15/25	996,862
	652	Small Business Lending Trust (c)	3.20		12/15/26	651,594
	279	START Ireland (Bermuda) (c)	4.089		03/15/44	259,438
	1,000	USASF Receivables 2019-1A LLC (c)	8.06		11/15/25	1,010,495
	1,000	USASF Receivables 2020-1 LLC (c)	9.35		03/15/27	1,022,332
	279	WAVE Trust (c)	3.844		11/15/42	262,337
		Total Asset-Backed Securities (Cost $39,134,609)				37,416,405

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Collateralized Mortgage Obligations - Agency Collateral Series (3.0%)
	Federal Home Loan Mortgage Corporation,
	IO REMIC
$125		1.53	(b)%	10/15/41	$5,001
458		1.559	(b)	10/15/40	21,051
675		1.565	(b)	09/15/41	29,523
248		1.576	(b)	04/15/39	10,511
347		1.587	(b)	08/15/42	17,074
233		1.627	(b)	10/15/39	9,544
9,804		2.00		10/25/50	809,202
31		5.00		08/15/41	3,517
537	6.00% - 1 Month USD LIBOR	5.446	(d)	11/15/43 - 06/15/44	70,433
	IO STRIPS
1,026		1.152	(b)	10/15/37	37,271
62		7.00		06/15/30	8,992
66		7.50		12/15/29	9,763
	REMIC
92		3.50		02/15/42	86,568
58	12.00% - 2.67 x 1 Month USD LIBOR	10.786	(d)	12/15/43	46,756
	Federal National Mortgage Association,
	IO REMIC
1,190		1.308	(b)	03/25/46	56,608
240		1.467	(b)	03/25/44	9,117
322		1.505	(b)	10/25/39	16,554
75		3.50		03/25/43	682
144	5.65% - 1 Month USD LIBOR	4.982	(d)	11/25/41	7,191
524	6.05% - 1 Month USD LIBOR	5.382	(d)	06/25/42	70,867
88	6.55% - 1 Month USD LIBOR	5.882	(d)	08/25/41	3,480
	IO STRIPS
15		7.00		11/25/27	1,597
49		8.00		05/25/30 - 06/25/30	6,741
15		8.50		10/25/24	1,027
	REMIC
12	1 Month USD LIBOR + 1.20%	1.868	(b)	12/25/23	11,648
519		2.00		07/25/50	355,926
24		2.295	(b)	04/25/39	21,368
	Government National Mortgage Association
47		4.00		11/20/49	47,733

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	IO
$1,651		0.743	(b)%	08/20/58	$25,574
879		3.50		06/20/41 - 10/16/42	120,923
49		4.50		05/20/40	3,079
31		5.00		02/16/41	6,062
290	6.00% - 1 Month USD LIBOR	5.406	(d)	08/20/42	41,004
356	6.10% - 1 Month USD LIBOR	5.506	(d)	04/20/41 - 08/20/42	53,076
329	6.14% - 1 Month USD LIBOR	5.546	(d)	12/20/43	51,413
285	6.30% - 1 Month USD LIBOR	5.706	(d)	09/20/43	18,241
200	6.55% - 1 Month USD LIBOR	5.956	(d)	08/16/34	14,305
	IO PAC
24		5.00		10/20/40	1,702
	IO REMIC
3,170		0.899	(b)	08/20/69	108,885
3,002		1.522	(b)	09/20/64	242,827
5,066		1.551	(b)	11/20/64	251,676
3,821		1.663	(b)	07/20/67	134,107
772		1.676	(b)	06/20/67	31,225
1,196		1.729	(b)	02/20/68	74,877
295		1.742	(b)	02/20/68	17,427
8,106		2.00		11/20/50	690,171
513		2.037	(b)	10/20/67	21,399
961		2.135	(b)	10/20/67	61,405
1,299		2.139	(b)	11/20/67	91,503
1,253		2.199	(b)	07/20/67	78,920
6,243		2.388	(b)	02/20/68	299,426
485		3.50		05/20/43	61,441
	REMIC
61	1 Month USD LIBOR + 0.45%	0.692	(b)	02/20/61	60,964
45	1 Month USD LIBOR + 0.70%	0.942	(b)	08/20/63	44,683
3	1 Month USD LIBOR + 0.77%	1.012	(b)	02/20/66	3,085
460		3.00		03/20/69	446,125
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $4,193,442)				4,831,270
	Commercial Mortgage-Backed Securities (3.8%)
184	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.85% (c)	2.408	(b)	11/15/31	181,259
	Citigroup Commercial Mortgage Trust
220		4.727	(b)	09/10/58	203,483

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		IO
	$2,060		1.032	(b)%	09/10/58	$51,075
		Commercial Mortgage Trust
	100	(c)	4.907	(b)	07/15/47	94,504
		IO
	2,191		0.677	(b)	02/10/47	17,381
	893		0.831	(b)	10/10/47	11,843
	907	COOF Securitization Trust, IO (c)	2.091	(b)	10/25/40	68,535
	1,387	COOF Securitization Trust II, IO (c)	1.813	(b)	08/25/41	91,972
	2,000	CSMC 2020-TMIC, Class A, 1 Month USD LIBOR + 3.00% (c)	3.554	(b)	12/15/35	1,992,093
	6,679	GS Mortgage Securities Corp. II, IO (c)	0.61	(b)	10/10/32	3,551
		GS Mortgage Securities Trust
	450		3.345		07/10/48	400,010
	370	(c)	4.89	(b)	08/10/46	352,621
		IO
	1,630		0.844	(b)	09/10/47	22,524
	1,165		1.185	(b)	04/10/47	17,830
	1,507	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.725	(b)	12/15/49	30,492
		JPMBB Commercial Mortgage Securities Trust
	267	(c)	4.807	(b)	04/15/47	254,727
		IO
	2,885		0.88	(b)	01/15/47	27,494
		KGS-Alpha SBA COOF Trust,
		IO
	652	(c)	2.692	(b)	04/25/40	35,681
	486	(c)	2.959	(b)	07/25/41	54,563
	600	Natixis Commercial Mortgage Securities Trust (c)	4.272	(b)	05/15/39	491,749
CAD	9,556	Real Estate Asset Liquidity Trust, IO (Canada) (c)	1.212	(b)	02/12/55	450,372
	$1,110	Sutherland Commercial Mortgage Trust (c)	2.23	(b)	12/25/41	982,467
	3,902	UBS Commercial Mortgage Trust, IO	1.032	(b)	03/15/51	162,506
	146	VCC 2020-MC1 Trust (c)	4.50	(b)	06/25/45	145,763
		Total Commercial Mortgage-Backed Securities (Cost $6,095,924)				6,144,495
		Corporate Bond (0.1%)
		Finance (0.1%)
	350	DP Facilities Data Center Subordinated Pass-Through Trust (c) (Cost $254,906)	0.00	(b)	11/10/28	144,375

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Mortgages - Other (48.5%)
	$98	Adjustable Rate Mortgage Trust	2.582	(b)%	04/25/35	$97,445
GBP	252	Alba 2005-1 PLC, 1 Month GBP SONIA + 0.72% (United Kingdom)	0.72	(b)	11/25/42	307,967
		Alternative Loan Trust
	$46		5.50		02/25/25 - 01/25/36	35,804
	149		5.75		03/25/34	153,118
	309		6.25	(b)	08/25/37	205,709
	72	40.02% - 6 x 1 Month USD LIBOR	36.013	(d)	05/25/37	95,575
		Banc of America Funding Trust
	8		5.25		07/25/37	7,817
	254		5.50		09/25/35	253,302
	536	Bear Stearns Asset-Backed Securities I Trust,
		25.64% - 3.29 x 1 Month USD LIBOR	23.441	(d)	03/25/36	275,222
		Cascade Funding Mortgage Trust
	1,000	(c)	2.00	(b)	02/25/52	793,612
	2,000	(c)	3.735	(b)	06/25/36	1,873,808
	2,973	(c)	4.00	(b)	10/25/68	2,919,846
	516	CFMT 2020-ABC1 LLC (c)	2.00	(b)	09/25/50	467,645
		CFMT 2020-HB4 LLC
	2,000	(c)	4.948	(b)	12/26/30	1,945,228
	1,250	(c)	6.00	(b)	12/26/30	1,224,088
		CFMT 2021-HB5 LLC
	1,700	(c)	2.91	(b)	02/25/31	1,618,288
	1,500	(c)	5.683	(b)	02/25/31	1,451,222
	1,500	CFMT 2021-HB7 LLC (c)	5.072	(b)	10/27/31	1,428,406
	1,878	CHL GMSR Issuer Trust, 1 Month USD LIBOR + 2.75% (c)	3.418	(b)	05/25/23	1,863,400
		CHL Mortgage Pass-Through Trust
	188		2.586	(b)	10/25/33	184,661
	100		2.705	(b)	05/20/34	100,233
	258		5.50		10/25/34	249,269
	63		6.00		12/25/36	44,040
	1,392	CIM Trust (c)	2.50	(b)	06/25/51	1,233,634
	123	Citigroup Mortgage Loan Trust, 1 Year CMT + 2.40%	2.48	(b)	11/25/35	121,259
GBP	119	Clavis Securities PLC, 3 Month GBP LIBOR + 0.45% (United Kingdom)	1.487	(b)	12/15/40	140,121
	$357	Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	3.968	(b)	02/25/32	357,787

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$500	Credit Suisse Mortgage Capital Certificates, 1 Month USD LIBOR + 3.67% (c)	4.223	(b)%	12/15/22	$497,899
		Credit Suisse Mortgage Trust
	1,000	1 Month USD LIBOR + 3.46% (c)	4.013	(b)	05/15/23	961,693
	1,000	1 Month USD LIBOR + 3.71% (c)	4.269	(b)	08/15/23	988,396
	1,119	1 Month USD LIBOR + 3.97% (c)	4.524	(b)	04/15/23	1,100,181
		CSFB Mortgage-Backed Pass-Through Certificates
	258		2.988	(b)	05/25/34	268,232
	470		6.50		11/25/35	117,570
EUR	458	Dssv Sarl, 3 Month EURIBOR + 3.00% (Spain)	3.00	(b)	10/15/24	468,593
	468	E-MAC DE 2005-I BV, 3 Month EURIBOR + 0.50% (Germany)	7.601	(b)	05/25/52	477,059
	174	E-MAC NL 2004-I BV, 3 Month EURIBOR + 0.18% (Netherlands)	1.797	(b)	07/25/36	176,925
	168	E-MAC NL 2005-I BV, 3 Month EURIBOR + 0.23% (Netherlands)	4.037	(b)	04/25/38	160,064
	207	E-MAC Program BV, 3 Month EURIBOR + 2.00% (Netherlands)	2.837	(b)	01/25/48	184,488
	123	E-MAC Program II BV, 3 Month EURIBOR + 2.00% (Netherlands)	4.287	(b)	04/25/48	124,719
	229	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.352	(b)	04/17/41	231,551
	200	EMF-NL Prime 2008-ABV, 3 Month EURIBOR + 0.85% (Netherlands)	0.402	(b)	04/17/41	168,674
	216	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(b)	08/02/50	182,025
		Eurosail BV
	1,000	3 Month EURIBOR + 1.80% (Netherlands)	1.352	(b)	10/17/40	1,034,927
	500	3 Month EURIBOR + 2.20% (Netherlands)	1.752	(b)	10/17/40	508,364
	500	Eurosail-NL 2007-1bv, 3 Month EURIBOR + 1.10% (Netherlands)	0.652	(b)	04/17/40	454,638
		Federal Home Loan Mortgage Corporation
	$1,202		3.00		09/25/45 - 05/25/47	1,145,490
	278		3.50		05/25/45 - 05/25/47	269,876
		Finance of America HECM Buyout
	1,000	(c)	6.414	(b)	02/25/32	971,728
	2,000	(c)	7.87	(b)	02/25/32	1,940,019
	1,351	Flagstar Mortgage Trust, Class A2 (c)	2.50	(b)	04/25/51	1,190,893

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		FMC GMSR Issuer Trust
	$1,000	(c)	4.36	(b)%	07/25/26	$917,535
	1,000	(c)	4.45	(b)	01/25/26	952,284
		Class A
	1,100	(c)	3.62	(b)	07/25/26	1,016,179
	90	Galton Funding Mortgage Trust (c)	4.00	(b)	11/25/57 - 02/25/59	88,321
		Government National Mortgage Association
	7,136		0.942	(b)	12/20/70	186,954
	3,901		1.404	(b)	01/20/64	78,558
	2,849		1.777		02/20/65	109,131
	569		1.898		03/20/67	39,643
	1,760		2.024		06/20/67	136,994
	6,269		2.048		05/20/67	284,179
	6,469		2.095	(b)	12/20/66	410,430
	324		2.121		01/20/68	19,680
	7,169		2.137		02/20/68	454,395
	878	Grand Avenue Mortgage Loan Trust (c)	3.25		08/25/64	825,057
EUR	500	Great Hall Mortgages No. 1 PLC, 3 Month EURIBOR + 0.22% (United Kingdom)	0.00	(b)	03/18/39	493,206
	$147	GSAA Trust	6.00		04/01/34	147,496
		GSR Mortgage Loan Trust
	36	1 Month USD LIBOR + 0.25%	0.918	(b)	03/25/35	17,810
	258		2.68	(b)	12/25/34	258,253
	3	1 Year CMT + 1.75%	2.88	(b)	03/25/33	2,522
	19		5.00		02/25/34	18,416
	3		5.50		11/25/35	3,386
	103		6.00		09/25/35	101,810
	98	HarborView Mortgage Loan Trust	2.126	(b)	05/19/33	97,370
	61	Impac CMB Trust, 1 Month USD LIBOR + 0.80%	1.463	(b)	10/25/34	59,610
	500	Ims Ecuadorian Mortgage Trust (c)	3.40		08/18/43	533,240
	98	IndyMac INDX Mortgage Loan Trust	2.495	(b)	11/25/34	94,607
		JP Morgan Mortgage Trust
	1,377	(c)	2.50	(b)	11/25/51 - 12/25/51	1,218,203
	119		2.589	(b)	12/25/34	115,160
	92	(c)	2.88	(b)	07/27/37	91,872
	781	(c)	3.00	(b)	07/25/52	719,299
EUR	217	Lansdowne Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.30% (Ireland)	0.00	(b)	06/15/45	218,051

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	411	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.00	(b)%	09/16/48	$394,561
		Legacy Mortgage Asset Trust
	$665	(c)	3.00		06/25/59	663,812
	1,000	(c)	4.50		09/25/59	990,322
	278	LHOME Mortgage Trust (c)	3.228		10/25/24	277,843
EUR	268	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.00	(b)	12/01/60	267,146
GBP	146	Mansard Mortgages PLC, 1 Month GBP SONIA + 0.72% (United Kingdom)	1.172	(b)	10/15/48	177,191
	$305	MASTR Adjustable Rate Mortgages Trust	2.233	(b)	06/25/34	304,263
		MASTR Alternative Loan Trust
	136		5.00		05/25/18	125,160
	103		6.00		05/25/33	102,065
	1	MASTR Asset Securitization Trust	5.50		10/25/25	1,246
	116	MASTR Reperforming Loan Trust (c)	7.50		05/25/35	100,756
	2,544	Mello Mortgage Capital Acceptance (c)	2.50	(b)	06/25/51 - 07/01/51	2,248,452
	409	MERIT Securities Corp., 1 Month USD LIBOR + 2.25% (c)	2.999	(b)	09/28/32	368,436
		Merrill Lynch Mortgage Investors Trust
	18	6 Month USD LIBOR + 0.50%	1.89	(b)	04/25/29	17,054
	44		1.999	(b)	08/25/33	43,241
	28		2.44	(b)	01/25/37	29,698
	138		2.514	(b)	02/25/34	140,334
EUR	700	Miravet SARL, 3 Month EURIBOR + 1.60% (Luxembourg)	1.07	(b)	05/26/65	730,299
	$86	Morgan Stanley Dean Witter Capital I, Inc. Trust (See Note 9)	1.504	(b)	03/25/33	78,069
	110	Morgan Stanley Mortgage Loan Trust (See Note 9)	2.382	(b)	02/25/34	107,335
	199	Mortgage Equity Conversion Asset Trust, 1 Year CMT + 0.47% (c)	2.53	(b)	02/25/42	182,584
	61	National City Mortgage Capital Trust	6.00		03/25/38	60,302
GBP	279	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	4.037	(b)	12/15/50	348,463
	$1,418	PMC PLS ESR Issuer LLC (c)	5.114		02/25/27	1,387,044
	1,819	PRMI Securitization Trust (c)	2.50	(b)	04/25/51	1,603,785
	255	RALI Trust	6.00		05/25/36 - 06/25/36	232,266
	1,064	Rate Mortgage Trust (c)	2.50	(b)	11/25/51	946,032
	63	RBSSP Resecuritization Trust (c)	52.897	(b)	09/26/37	113,723
	152	Reperforming Loan REMIC Trust (c)	8.50		06/25/35	156,963

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$13,160	Residential Asset Securitization Trust, IO	0.50%		04/25/37	$311,102
EUR	412	Resloc UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.00	(b)	12/15/43	391,888
		RMF Buyout Issuance Trust
	$1,000	(c)	3.63	(b)	10/25/50	935,008
	1,000	(c)	3.69	(b)	11/25/31	935,705
	1,500		4.50		04/25/32	1,264,800
	2,000	(c)	4.704	(b)	11/25/31	1,874,346
	1,200	(c)	4.75	(b)	10/25/50	1,140,917
		Seasoned Credit Risk Transfer Trust
	6,441		3.00		09/25/55 - 05/25/60	6,168,455
	803		3.25		07/25/56 - 06/25/57	780,782
	2,185	(c)	4.00	(b)	08/25/56 - 02/25/59	2,172,417
	1,000	(c)	4.25	(b)	11/25/59	925,674
	326		4.50		06/25/57	331,820
	77	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.78%	1.374	(b)	01/20/36	70,629
AUD	500	Solaris Trust (Australia)	3.035		06/15/52	351,363
	$223	Structured Adjustable Rate Mortgage Loan Trust	2.493	(b)	02/25/35	221,951
		Structured Asset Mortgage Investments II Trust
	43		0.937	(b)	04/19/35	42,139
	106	1 Month USD LIBOR + 0.46%	1.128	(b)	05/25/45	100,256
	294	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	2.551	(b)	11/25/30	290,227
	1,081	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (c)	2.518	(b)	05/25/47	1,018,637
EUR	626	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(b)	12/28/50	590,870
	$268	TIAA Bank Mortgage Loan Trust (c)	4.00	(b)	11/25/48	264,681
	183	TVC Mortgage Trust (c)	3.474		09/25/24	182,423
AUD	1,000	Vermilion Trust No.1 Bond, Series 2019-1 1 Month BBSW + 2.40% (Australia)	2.425	(b)	07/10/50	708,386
	$8	Vista Point Securitization Trust (c)	1.763	(b)	03/25/65	8,057
	983	VMC Finance 2021-HT1 LLC, 1 Month USD LIBOR + 1.65% (c)	2.204	(b)	01/18/37	978,560
	87	Washington Mutual Mortgage Pass-Through Certificates Trust	2.524	(b)	09/25/33	85,350
		Total Mortgages - Other (Cost $80,716,956)				77,127,049

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (10.0%)
	U.S. Treasury Securities (6.1%)
	U.S. Treasury Bills
$763	(e)(f)	0.061%	07/14/22	$761,793
4,000	(e)	0.989	09/22/22	3,982,523
5,000	(e)	1.664	03/23/23	4,918,936
	Total U.S. Treasury Securities (Cost $9,674,255)			9,663,252
NUMBER OF SHARES (000)
	Investment Company (3.9%)
6,154	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 9) (Cost $6,154,335)			6,154,335
	Total Short-Term Investments (Cost $15,828,590)			15,817,587
	Total Investments (Cost $180,598,846) (g)(h)		109.5%	174,306,908
	Liabilities in Excess of Other Assets		(9.5)	(15,155,611)
	Net Assets		100.0%	$159,151,297

  BBSW  Australia's Bank Bill Swap.

  CMT  Constant Maturity Treasury Note Rate.

  EURIBOR  Euro Interbank Offered Rate.

  HECM  Home Equity Conversion Mortgage.

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  SONIA  Sterling Overnight Index Average.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  TBA  To Be Announced.

  (a)  Security is subject to delayed delivery.

  (b)  Floating or variable rate securities: The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (c)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (d)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2022.

  (e)  Rate shown is the yield to maturity at April 30, 2022.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2022 (unaudited) continued

  (f)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (g)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

  (h)  At April 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,535,926 and the aggregate gross unrealized depreciation is $10,483,163, resulting in net unrealized depreciation of $6,947,237.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at April 30, 2022:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia and New Zealand Banking Group	AUD	492,142		$360,627	05/20/22	$12,803
Barclays Bank PLC	AUD	984,006		$702,118	05/20/22	6,666
Barclays Bank PLC	EUR	34,846		$39,183	05/20/22	2,397
Barclays Bank PLC	GBP	322		$410	05/20/22	5
Goldman Sachs International		$43,796	GBP	33,631	05/20/22	(1,507)
HSBC Bank PLC	GBP	252		$337	05/20/22	20
JPMorgan Chase Bank NA		$834	AUD	1,161	05/20/22	(13)
JPMorgan Chase Bank NA		$7,711	CAD	9,633	05/20/22	(213)
JPMorgan Chase Bank NA		$367,917	EUR	334,075	05/20/22	(15,238)
Standard Chartered Bank PLC	EUR	286		$315	05/20/22	13
State Street Bank and Trust Co.	EUR	173,838		$183,493	05/20/22	(26)
UBS AG	CAD	380		$298	05/20/22	3
UBS AG	CAD	411,969		$323,449	05/20/22	2,774
UBS AG	EUR	7,901,703		$9,005,192	05/20/22	663,443
UBS AG	GBP	1,493,551		$2,019,759	05/20/22	141,724
UBS AG		$2,523	AUD	3,401	05/20/22	(120)
UBS AG		$857	AUD	1,152	05/20/22	(43)
UBS AG		$7,551	CAD	9,658	05/20/22	(33)
UBS AG		$122,848	EUR	112,862	05/20/22	(3,701)
UBS AG		$709,169	EUR	627,441	05/20/22	(46,786)
UBS AG		$645,006	GBP	475,146	05/20/22	(47,544)
						$714,624

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2022 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at April 30, 2022:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury Long Bond	21	Jun-22	$2,100	$2,954,438	$(286,437)
U.S. Treasury 5 yr. Note	277	Jun-22	27,700	31,210,109	(1,010,095)
U.S. Treasury 2 yr. Note	129	Jun-22	25,800	27,194,812	(494,836)
Short:
U.S. Treasury 10 yr. Note	109	Jun-22	(10,900)	(12,988,031)	421,445
					$(1,369,923)

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

USD  —  United States Dollar

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities April 30, 2022 (unaudited)

Assets:
Investments in securities, at value (cost $173,930,822)	$167,659,401
Investment in affiliates, at value (cost $6,668,024)	6,647,507
Total investments in securities, at value (cost $180,598,846)	174,306,908
Unrealized appreciation on open foreign currency forward exchange contracts	829,848
Cash (including foreign currency valued at $73,942 with a cost of $74,885)	90,065
Due from broker	786,000
Receivable for:
Investments sold	12,924,159
Interest and paydown	519,377
Shares of beneficial interest sold	68,392
Interest and dividends from affiliates	710
Prepaid expenses and other assets	94,676
Total Assets	189,620,135
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	115,224
Due to broker	360,000
Payable for:
Investments purchased	29,332,374
Shares of beneficial interest redeemed	259,987
Dividends to shareholders	65,080
Variation margin on open futures contracts	53,330
Trustees' fees	37,797
Transfer and sub transfer agent fees	34,671
Advisory fee	33,395
Distribution fee	12,026
Administration fee	11,053
Accrued expenses and other payables	153,901
Total Liabilities	30,468,838
Net Assets	$159,151,297
Composition of Net Assets:
Paid-in-Capital	$171,476,313
Total Accumulated Loss	(12,325,016)
Net Assets	$159,151,297
Class A Shares:
Net Assets	$41,818,033
Shares Outstanding (unlimited shares authorized, $0.01 par value)	5,231,772
Net Asset Value Per Share	$7.99
Maximum Offering Price Per Share, (net asset value plus 3.36% of net asset value)	$8.26
Class L Shares:
Net Assets	$849,328
Shares Outstanding (unlimited shares authorized, $0.01 par value)	107,182
Net Asset Value Per Share	$7.92
Class I Shares:
Net Assets	$113,300,419
Shares Outstanding (unlimited shares authorized, $0.01 par value)	14,418,911
Net Asset Value Per Share	$7.86
Class C Shares:
Net Assets	$3,173,058
Shares Outstanding (unlimited shares authorized, $0.01 par value)	400,174
Net Asset Value Per Share	$7.93
Class R6 Shares:*
Net Assets	$10,459
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,332
Net Asset Value Per Share	$7.85

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the six months ended April 30, 2022 (unaudited)

Net Investment Income: Income
Interest	$3,338,670
Interest and dividends from affiliates (Note 9)	8,113
Total Income	3,346,783
Expenses
Advisory fee (Note 4)	418,198
Professional fees	87,969
Sub transfer agent fees and expenses (Class A shares)	20,711
Sub transfer agent fees and expenses (Class L shares)	309
Sub transfer agent fees and expenses (Class I shares)	60,684
Sub transfer agent fees and expenses (Class C shares)	1,203
Distribution fee (Class A shares) (Note 5)	57,080
Distribution fee (Class L shares) (Note 5)	2,369
Distribution fee (Class C shares) (Note 5)	14,856
Administration fee (Note 4)	71,183
Registration fees	41,582
Shareholder reports and notices	20,491
Custodian fees (Note 7)	17,922
Transfer agent fees and expenses (Class A shares) (Note 6)	11,468
Transfer agent fees and expenses (Class L shares) (Note 6)	1,305
Transfer agent fees and expenses (Class I shares) (Note 6)	1,957
Transfer agent fees and expenses (Class C shares) (Note 6)	1,205
Transfer agent fees and expenses (Class R6 shares)* (Note 6)	958
Trustees' fees and expenses	3,715
Other	34,789
Total Expenses	869,954
Less: waiver of Advisory fees (Note 4)	(117,489)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(7,630)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(893)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(32,313)
Less: reimbursement of class specific expenses (Class C shares) (Note 4)	(145)
Less: reimbursement of class specific expenses (Class R6 shares)* (Note 4)	(958)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(3,335)
Net Expenses	707,191
Net Investment Income	2,639,592
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(2,394,197)
Investments in affiliates (Note 9)	220
Futures contracts	(1,122,984)
Foreign currency forward exchange contracts	496,910
Foreign currency translation	(14,880)
Net Realized Loss	(3,034,931)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(9,016,719)
Investments in affiliates (Note 9)	(16,049)
Futures contracts	(1,115,006)
Foreign currency forward exchange contracts	502,903
Foreign currency translation	(1,429)
Net Change in Unrealized Appreciation (Depreciation)	(9,646,300)
Net Loss	(12,681,231)
Net Decrease	$(10,041,639)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2022	FOR THE YEAR ENDED OCTOBER 31, 2021
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$2,639,592	$4,937,837
Net realized loss	(3,034,931)	(966,086)
Net change in unrealized appreciation (depreciation)	(9,646,300)	379,113
Net Increase (Decrease)	(10,041,639)	4,350,864
Dividends and Distributions to Shareholders:
Class A shares	(614,322)	(1,265,368)
Class L shares	(11,507)	(20,310)
Class I shares	(1,962,274)	(3,564,353)
Class C shares	(29,279)	(53,250)
Class R6 shares*	(168)	(289)
Total Dividends and Distributions to Shareholders	(2,617,550)	(4,903,570)
Net increase (decrease) from transactions in shares of beneficial interest	(18,327,613)	19,363,137
Net Increase (Decrease)	(30,986,802)	18,810,431
Net Assets:
Beginning of period	190,138,099	171,327,668
End of Period	$159,151,297	$190,138,099

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares and Class R6 shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares and Class R6 shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser,

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2022:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$32,825,727	$—	$32,825,727
Asset-Backed Securities	—	37,416,405	—	37,416,405
Collateralized Mortgage Obligations — Agency Collateral Series	—	4,831,270	—	4,831,270
Commercial Mortgage-Backed Securities	—	6,144,495	—	6,144,495
Corporate Bond	—	144,375	—	144,375
Mortgages — Other	—	77,127,049	—	77,127,049
Total Fixed Income Securities	—	158,489,321	—	158,489,321
Short-Term Investments
U.S. Treasury Securities	—	9,663,252	—	9,663,252
Investment Company	6,154,335	—	—	6,154,335
Total Short-Term Investments	6,154,335	9,663,252	—	15,817,587
Foreign Currency Forward Exchange Contracts	—	829,848	—	829,848
Futures Contract	421,445	—	—	421,445
Total Assets	6,575,780	168,982,421	—	175,558,201
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(115,224)	—	(115,224)
Futures Contracts	(1,791,368)	—	—	(1,791,368)
Total Liabilities	(1,791,368)	(115,224)	—	(1,906,592)
Total	$4,784,412	$168,867,197	$—	$173,651,609

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2022:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contract	$421,445	(a)	Variation margin on open futures contracts	$(1,791,368	)(a)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	829,848		Unrealized depreciation on open foreign currency forward exchange contracts	(115,224)
		$1,251,293			$(1,906,592)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2022 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$(1,122,984)	$—
Currency Risk	—	496,910
Total	$(1,122,984)	$496,910

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$(1,115,006)	$—
Currency Risk	—	502,903
Total	$(1,115,006)	$502,903

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

At April 30, 2022, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(b)	ASSETS(c)	LIABILITIES(c)
Foreign Currency Forward Exchange Contracts	$829,848	$(115,224)

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, over-the-counter ("OTC") derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2022:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Australia and New Zealand
Banking Group	$12,803	$—	$—	$12,803
Barclays Bank PLC	9,068	—	—	9,068
HSBC Bank PLC	20	—	—	20
Standard Chartered Bank	13	—	—	13
UBS AG	807,944	(98,227)	(635,000)	74,717
Total	$829,848	$(98,227)	$(635,000)	$96,621

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Goldman Sachs International	$1,507	$—	$—	$1,507
JPMorgan Chase Bank NA	15,464	—	—	15,464
State Street Bank and Trust Co.	26	—	—	26
UBS AG	98,227	(98,227)	—	0
Total	$115,224	$(98,227)	$—	$16,997

For the six months ended April 30, 2022, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$13,806,311
Futures Contracts:
Average monthly notional value	$46,744,357

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended April 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.33% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.30% for Class L, 0.70% for Class I, 1.80% for Class C and 0.65% for Class R6. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2022, $117,489 of advisory fees were waived and $41,939 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2022, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50%, and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2022, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $11,453 and $1,023, respectively, and received $409 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2022		FOR THE YEAR ENDED OCTOBER 31, 2021
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	371,588	$3,055,933	2,123,567	$18,399,560
Reinvestment of dividends and distributions	71,247	594,020	143,931	1,246,724
Redeemed	(1,177,225)	(9,933,407)	(1,955,344)	(16,948,008)
Net increase (decrease) — Class A	(734,390)	(6,283,454)	312,154	2,698,276
CLASS L SHARES
Exchanged	2,259	18,304	1,723	15,011
Reinvestment of dividends and distributions	1,363	11,251	2,362	20,276
Redeemed	(13,344)	(108,488)	(21,055)	(180,681)
Net decrease — Class L	(9,722)	(78,933)	(16,970)	(145,394)
CLASS I SHARES
Sold	2,055,424	16,953,550	11,074,012	94,273,557
Reinvestment of dividends and distributions	236,743	1,939,862	418,651	3,564,353
Redeemed	(3,864,686)	(31,568,511)	(9,222,842)	(78,602,461)
Net increase (decrease) — Class I	(1,572,519)	(12,675,099)	2,269,821	19,235,449
CLASS C SHARES
Sold	168,279	1,405,255	94,018	808,863
Reinvestment of dividends and distributions	3,462	28,475	6,236	53,250
Redeemed	(87,568)	(724,023)	(381,594)	(3,287,596)
Net increase (decrease) — Class C	84,173	709,707	(281,340)	(2,425,483)
CLASS R6 SHARES*
Reinvestment of dividends and distributions	21	166	34	289
Net increase (decrease) in Fund	(2,232,437)	$(18,327,613)	2,283,699	$19,363,137

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2022, aggregated $249,254,242 and $268,337,294, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $216,439,324 and $219,955,125, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2022, advisory fees paid were reduced by $3,335 relating to the Fund's investment in the Liquidity Funds.

The Fund had transactions with Morgan Stanley and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under Section 17 the Act.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended April 30, 2022 is as follows:

AFFILIATED INVESTMENT COMPANY/ ISSUER	VALUE OCTOBER 31, 2021	PURCHASES AT COST	PROCEEDS FROM SALES/ PAYDOWNS	INTEREST/ DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2022
Liquidity Funds	$16,269,163	$69,050,851	$79,165,679	$4,645	$—	$—	$6,154,335
Morgan Stanley Dean Witter Capital I, Inc. Trust	87,369	—	4,526	654	289	(5,063)	78,069
Morgan Stanley ABS Capital I, Inc. Trust	315,470	—	—	1,454	—	(7,702)	307,768
Morgan Stanley Mortgage Loan Trust	121,185	—	10,497	1,360	(69)	(3,284)	107,335
Total	$16,793,187	$69,050,851	$79,180,702	$8,113	$220	$(16,049)	$6,647,507

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2022, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $670. At April 30, 2022, the Fund had an accrued pension liability of $37,797, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 DISTRIBUTIONS PAID FROM:		2020 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$4,903,570	$—	$7,863,969	$172,431

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2021.

At October 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$204,486	$—

At October 31, 2021, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $1,434,835 and $936,903, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

11. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended April 30, 2022, the Fund did not have any borrowings under the Facility.

13. Other

At April 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 63.2%.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

14. LIBOR Discontinuance or Unavailability Risk

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the "FCA"), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, has announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. dollar LIBOR settings, may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments comprising some or all of the Fund's portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Although state and federal statutes have been enacted to address difficult LIBOR transition issues, the application and effect of these statutes are uncertain. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund's performance or NAV.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2022 (unaudited) continued

15. Results of Special Meeting of Shareholders

On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all shareholders:

	FOR	AGAINST
Frances L. Cashman	19,345,607	140,258
Nancy C. Everett	19,296,774	189,091
Eddie A. Grier	19,227,635	258,230
Jakki L. Haussler	19,357,849	128,016
Patricia A. Maleski	19,356,693	129,172

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2022		2021		2020		2019		2018		2017
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.60		$8.62		$8.79		$8.39		$8.65		$8.58
Income (loss) from investment operations:
Net investment income	0.11		0.20		0.24		0.26		0.29		0.29
Net realized and unrealized gain (loss)	(0.61)		(0.02)		(0.07)		0.41		(0.26)		0.09
Total income (loss) from investment operations	(0.50)		0.18		0.17		0.67		0.03		0.38
Less distributions from:
Net investment Income	(0.11)		(0.20)		(0.31)		(0.27)		(0.29)		(0.27)
Net realized gain	—		—		(0.03)		—		—		—
Paid-in-capital	—		—		—		—		—		(0.04)
Total distributions	(0.11)		(0.20)		(0.34)		(0.27)		(0.29)		(0.31)
Net asset value, end of period	$7.99		$8.60		$8.62		$8.79		$8.39		$8.65
Total Return	(5.83	)%(1)(3)	2.04	%(2)	2.09	%(2)	8.04	%(1)	0.32	%(1)	4.55	%(1)
Ratios to Average Net Assets:
Net expenses	1.00	%(4)(5)(6)	0.99	%(4)(5)	0.99	%(4)(5)	0.98	%(4)(5)	0.98	%(4)(5)	0.99	%(4)(5)
Net investment income	2.71	%(4)(5)(6)	2.25	%(4)(5)	2.84	%(4)(5)	3.10	%(4)(5)	3.39	%(4)(5)	3.54	%(4)(5)
Rebate from Morgan Stanley affiliate	0.00	%(6)(7)	0.01%		0.01%		0.02%		0.02%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$41,818		$51,289		$48,756		$64,085		$60,170		$55,572
Portfolio turnover rate	140	%(3)	317%		233%		261%		370%		284%

(1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(2)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(3)  Not annualized.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2022	1.16%	2.55%
October 31, 2021	1.15	2.09
October 31, 2020	1.16	2.67
October 31, 2019	1.20	2.88
October 31, 2018	1.31	3.06
October 31, 2017	1.34	3.19

(6)  Annualized.

(7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2022		2021		2020		2019		2018		2017
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.52		$8.55		$8.71		$8.31		$8.57		$8.51
Income (loss) from investment operations:
Net investment income	0.10		0.17		0.22		0.23		0.27		0.26
Net realized and unrealized gain (loss)	(0.60)		(0.03)		(0.06)		0.41		(0.27)		0.09
Total income (loss) from investment operations	(0.50)		0.14		0.16		0.64		0.00	(1)	0.35
Less distributions from:
Net investment income	(0.10)		(0.17)		(0.29)		(0.24)		(0.26)		(0.25)
Net realized gain	—		—		(0.03)		—		—		—
Paid-in-capital	—		—		—		—		—		(0.04)
Total distributions	(0.10)		(0.17)		(0.32)		(0.24)		(0.26)		(0.29)
Net asset value, end of period	$7.92		$8.52		$8.55		$8.71		$8.31		$8.57
Total Return	(5.91	)%(2)(4)	1.64	%(3)	1.93	%(3)	7.81	%(2)	0.03	%(2)	4.17	%(2)
Ratios to Average Net Assets:
Net expenses	1.30	%(5)(6)(7)	1.29	%(5)(6)	1.29	%(5)(6)	1.28	%(5)(6)	1.28	%(5)(6)	1.29	%(5)(6)
Net investment income	2.45	%(5)(6)(7)	1.99	%(5)(6)	2.58	%(5)(6)	2.84	%(5)(6)	3.14	%(5)(6)	3.30	%(5)(6)
Rebate from Morgan Stanley affiliate	0.00	%(7)(8)	0.01%		0.01%		0.02%		0.02%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$849		$996		$1,144		$1,167		$1,150		$1,904
Portfolio turnover rate	140	%(4)	317%		233%		261%		370%		284%

  (1)  Amount is less than $0.005 per share.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

  (4)  Not annualized.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2022	1.62%	2.13%
October 31, 2021	1.61	1.67
October 31, 2020	1.53	2.34
October 31, 2019	1.71	2.41
October 31, 2018	1.66	2.76
October 31, 2017	1.65	2.94

  (7)  Annualized.

  (8)  Amount is less than $0.005.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2022		2021		2020		2019		2018		2017
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.45		$8.48		$8.64		$8.24		$8.50		$8.43
Income (loss) from investment operations:
Net investment income	0.13		0.23		0.27		0.28		0.32		0.31
Net realized and unrealized gain (loss)	(0.59)		(0.04)		(0.06)		0.41		(0.27)		0.10
Total income (loss) from investment operations	(0.46)		0.19		0.21		0.69		0.05		0.41
Less distributions from:
Net investment income	(0.13)		(0.22)		(0.34)		(0.29)		(0.31)		(0.30)
Net realized gain	—		—		(0.03)		—		—		—
Paid-in-capital	—		—		—		—		—		(0.04)
Total distributions	(0.13)		(0.22)		(0.37)		(0.29)		(0.31)		(0.34)
Net asset value, end of period	$7.86		$8.45		$8.48		$8.64		$8.24		$8.50
Total Return	(5.55	)%(1)(3)	2.28	%(2)	2.58	%(2)	8.53	%(1)	0.64	%(1)	4.96	%(1)
Ratios to Average Net Assets:
Net expenses	0.70	%(4)(5)(6)	0.69	%(4)(5)	0.69	%(4)(5)	0.69	%(4)(5)	0.68	%(4)(5)	0.68	%(4)(5)
Net investment income	3.08	%(4)(5)(6)	2.59	%(4)(5)	3.20	%(4)(5)	3.42	%(4)(5)	3.75	%(4)(5)	3.89	%(4)(5)
Rebate from Morgan Stanley affiliate	0.00	%(6)(7)	0.01%		0.01%		0.01%		0.02%		0.02%
Supplemental Data:
Net assets, end of period, in thousands	$113,300		$135,147		$116,307		$125,752		$63,767		$52,054
Portfolio turnover rate	140	%(3)	317%		233%		261%		370%		284%

(1)  Calculated based on the net asset value as of the last business day of the period.

(2)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(3)  Not annualized.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2022	0.88%	2.90%
October 31, 2021	0.87	2.41
October 31, 2020	0.91	2.98
October 31, 2019	0.94	3.17
October 31, 2018	1.05	3.38
October 31, 2017	1.05	3.52

(6)  Annualized.

(7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2022		2021		2020		2019		2018		2017
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.53		$8.55		$8.72		$8.32		$8.58		$8.51
Income (loss) from investment operations:
Net investment income	0.08		0.13		0.18		0.19		0.22		0.22
Net realized and unrealized gain (loss)	(0.60)		(0.02)		(0.07)		0.41		(0.26)		0.09
Total income (loss) from investment operations	(0.52)		0.11		0.11		0.60		(0.04)		0.31
Less distributions from:
Net investment income	(0.08)		(0.13)		(0.25)		(0.20)		(0.22)		(0.20)
Net realized gain	—		—		(0.03)		—		—		—
Paid-in-capital	—		—		—		—		—		(0.04)
Total distributions	(0.08)		(0.13)		(0.28)		(0.20)		(0.22)		(0.24)
Net asset value, end of period	$7.93		$8.53		$8.55		$8.72		$8.32		$8.58
Total Return	(6.13	)%(1)(3)	1.25	%(2)	1.33	%(2)	7.31	%(1)	(0.47	)%(1)	3.73	%(1)
Ratios to Average Net Assets:
Net expenses	1.80	%(4)(5)(6)	1.79	%(4)(5)	1.76	%(4)(5)	1.74	%(4)(5)	1.78	%(4)(5)	1.78	%(4)(5)
Net investment income	1.99	%(4)(5)(6)	1.52	%(4)(5)	2.10	%(4)(5)	2.36	%(4)(5)	2.62	%(4)(5)	2.68	%(4)(5)
Rebate from Morgan Stanley affiliate	0.00	%(6)(7)	0.01%		0.01%		0.02%		0.02%		0.02%
Supplemental Data:
Net assets, end of period, in thousands	$3,173		$2,695		$5,110		$6,176		$4,427		$2,379
Portfolio turnover rate	140	%(3)	317%		233%		261%		370%		284%

(1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(2)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(3)  Not annualized.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2022	1.94%	1.85%
October 31, 2021	1.94	1.37
October 31, 2020	1.90	1.96
October 31, 2019	1.92	2.18
October 31, 2018	2.07	2.34
October 31, 2017	2.21	2.25

(6)  Annualized.

(7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,						PERIOD FROM JUNE 15, 2018(1) TO
	APRIL 30, 2022		2021		2020		2019		OCTOBER 31, 2018
	(unaudited)
Class R6 Shares*
Selected Per Share Data:
Net asset value, beginning of period	$8.45		$8.47		$8.64		$8.24		$8.35
Income (loss) from investment operations:
Net investment income	0.13		0.23		0.27		0.29		0.12
Net realized and unrealized gain (loss)	(0.60)		(0.03)		(0.07)		0.41		(0.12)
Total income (loss) from investment operations	(0.47)		0.20		0.20		0.70		0.00	(2)
Less distributions from:
Net investment income	(0.13)		(0.22)		(0.34)		(0.30)		(0.11)
Net realized gain	—		—		(0.03)		—		—
Total distributions	(0.13)		(0.22)		(0.37)		(0.30)		(0.11)
Net asset value, end of period	$7.85		$8.45		$8.47		$8.64		$8.24
Total Return	(5.65	)%(3)(5)	2.43	%(4)	2.51	%(4)	8.58	%(3)	0.07	%(3)(5)
Ratios to Average Net Assets:
Net expenses	0.65	%(6)(7)(8)	0.65	%(6)(7)	0.64	%(6)(7)	0.63	%(6)(7)	0.62	%(6)(7)(8)
Net investment income	3.17	%(6)(7)(8)	2.63	%(6)(7)	3.26	%(6)(7)	3.53	%(6)(7)	3.77	%(6)(7)(8)
Rebate from Morgan Stanley affiliate	0.00	%(8)(9)	0.00	%(9)	0.01%		0.02%		0.03	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$10		$11		$11		$11		$10
Portfolio turnover rate	140	%(5)	317%		233%		261%		370%

  *  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

  (1)  Commencement of Offering.

  (2)  Amount is less than $0.005 per share.

  (3)  Calculated based on the net asset value as of the last business day of the period.

  (4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

  (5)  Not annualized.

  (6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2022	18.46%	(14.64)%
October 31, 2021	20.64	(17.36)
October 31, 2020	19.93	(16.03)
October 31, 2019	21.33	(17.17)
October 31, 2018	13.46	(9.07)

  (8)  Annualized.

  (9)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Mortgage Securities Trust

U.S. Customer Privacy Notice (unaudited)   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share

Morgan Stanley Mortgage Securities Trust

U.S. Customer Privacy Notice (unaudited) continued   April 2021

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Morgan Stanley Mortgage Securities Trust

U.S. Customer Privacy Notice (unaudited) continued   April 2021

What we do

Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Officers

John H. Gernon

President and Principal Executive Officer

Deidre A. Downes

Chief Compliance Officer

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Michael J. Key

Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP

1155 Avenue of the Americas,

22nd Floor

New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.

522 Fifth Avenue

New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2022 Morgan Stanley

MTGSAN
4717860 EXP 06.30.23

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 15, 2022

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
June 15, 2022